Consolidated Statements of Financial Position - ARS ($) $ in Millions	Jun. 30, 2018	Jun. 30, 2017
Non-current assets
Investment properties	$ 163,510	$ 100,189
Property, plant and equipment	20,646	31,150
Trading properties	6,020	4,534
Intangible assets	12,363	12,443
Biological assets	900	671
Other assets	189
Investment in associates and joint ventures	24,747	8,227
Deferred income tax assets	1,679	1,631
Income tax and MPIT credits	453	229
Restricted assets	2,178	528
Trade and other receivables	9,129	5,456
Investment in financial assets	1,704	1,772
Financial assets held for sale	7,788	6,225
Derivative financial instruments	30	31
Total non-current assets	251,336	173,086
Current assets
Trading properties	3,232	1,249
Biological assets	913	559
Inventories	2,324	5,036
Restricted assets	4,248	541
Income tax and MPIT credits	400	340
Groups of assets held for sale	5,192	2,681
Trade and other receivables	17,208	18,336
Investment in financial assets	25,646	11,853
Financial assets held for sale	4,466	2,337
Derivative financial instruments	155	65
Cash and cash equivalents	38,650	25,363
Total current assets	102,434	68,360
TOTAL ASSETS	353,770	241,446
SHAREHOLDERS' EQUITY
Shareholders' equity (according to corresponding statement)	20,925	16,405
Non-controlling interest	54,396	32,768
TOTAL SHAREHOLDERS' EQUITY	75,321	49,173
Non-current liabilities
Borrowings	187,462	112,025
Deferred income tax liabilities	26,563	23,125
Trade and other payables	3,577	3,988
Provisions	3,567	955
Employee benefits	110	763
Derivative financial instruments	40	86
Payroll and social security liabilities	76	140
Total non-current liabilities	221,395	141,082
Current liabilities
Trade and other payables	17,892	21,970
Borrowings	32,083	23,287
Provisions	1,059	894
Group of liabilities held for sale	3,243	1,855
Payroll and social security liabilities	1,868	2,254
Income tax and MPIT liabilities	595	817
Derivative financial instruments	314	114
Total Current liabilities	57,054	51,191
TOTAL LIABILITIES	278,449	192,273
TOTAL SHAREHOLDERS' EQUITY AND LIABILITIES	$ 353,770	$ 241,446